Debt	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 4 – Debt

Promissory Notes

During the three months ended September 30, 2015, the Company paid $341,405 in principal towards the repayment of promissory notes relative to the repurchase of 18,717 shares of Western Interior common stock owned by dissident shareholders as part of agreements effective March 31, 2015 by the Company to repurchase a total of 33,085 shares of Western Interior common stock. The Company at December 31, 2015 owes a balance in the amount of $488,298 on one of the promissory notes plus accrued interest of $8,568 and the remaining three promissory notes have been paid in full. The Company is currently in discussions as to the settlement of the remaining balance.

On August 1, 2015, the Company, relative to the repurchase by the Company on March 31, 2015 of the remaining 14,368 shares of Western Interior common stock entered into an agreement with the note holder to settle the amount owed under the promissory note. As such, the parties agreed the amount owed on such promissory note by the Company would be reduced from $768,715 to $393,795 and the difference of $374,920 be considered a reduction in the purchase price by the Company of the shares of Western Interior common stock. In addition, the $393,795 was paid in full effective August 1, 2015 by the transfer to the note holder of certain oil and gas properties owned by Western Interior.

Line-of-Credit

The Company has a line-of-credit with a bank in the amount of $350,000 collateralized by certain oil and gas properties of the Company. The line-of-credit matures on March 31, 2016. Annual interest is at prime plus 2.50% with a floor of 7%). The Company owes $224,012 at December 31, 2015.
Installment Notes

The Company in November 2015 borrowed $9,754 from unrelated parties to finance their insurance policies. The unsecured notes are repaid at $975 per month including interest at the rate of 5.81% per annum. The Company owes $8,778 at December 31, 2015.

Interest expense relative to debt was $10,364 and $0 for the three months ended December 31, 2015 and 2014, respectively and $79,739 and $0 for the nine months ended December 31, 2015 and 2014, respectively.

Note 6 – Debt

Promissory Notes

The Company at March 31, 2015 assumed five promissory notes in the amount of $1,770,047 as part of agreements relative to the repurchase of 33,085 shares of WIOG common stock owned by dissident shareholders and these notes are collateralized by certain oil and properties of WIOG. The marks are unpaid at the rate of $349,650 per month beginning May 15, 2015 including interest at the rate of 3.5% per month.

Line-of-Credit

The Company has a line-of-credit with a bank in the amount of $350,000 collateralized by certain oil and gas properties of the Company. The line-of-credit matures in May 2015. Annual interest is at prime plus 2.50% with a floor of 7%). The Company owes $144,275 at March 31, 2015.

Installment Notes

The Company in November 2014, borrowed $17,228 from unrelated parties to finance their insurance policies. The unsecured notes are repaid at $2,797 per month including interest at the rate of 5.81% per annum. The Company owes $20,630 at March 31, 2015.